COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating lease commitments
Rental expenses	$ 9,603,086	$ 8,618,436	$ 5,444,078
Future minimum lease payments under non-cancelable operating lease agreements
2014	3,999,182
2015	2,655,233
2016	1,854,330
2017	1,765,696
Thereafter	4,659,064
Total	14,933,505
Property, plant and equipment purchase commitments
Short-term commitments for the purchase of property, plant and equipment	11,635,064
Supply purchase commitments
Total purchases under the long-term agreements	213,833,248	143,109,363	190,901,780
Future minimum obligation using market prices under all supply agreements
2014	251,493,929
2015	346,259,757
Total	$ 597,753,686
Minimum
Operating lease commitments
Remaining lease terms	1 month
Maximum
Operating lease commitments
Remaining lease terms	229 months